Investment Strategy - M.D. Sass Concentrated Value ETF	Feb. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that follows a high conviction, opportunistic U.S. equity strategy. The Fund pursues its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and American Depositary Receipts (“ADRs”) of value companies (the “80% Policy”). The Fund defines value companies as companies that are included in the Russell 1000® Value Index or the Russell 3000® Value Index. The Fund primarily invests in the U.S. exchange-listed equity securities of large-capitalization and mid-capitalization value companies that are considered by M.D. Sass, LLC (the “Adviser”) to be out-of-favor and/or misunderstood relative to the market. For purposes of calculating the 80% Policy, cash and cash equivalents are excluded from the Fund’s total assets.

The Adviser’s investment process begins with intensive, bottoms-up fundamental research used to validate its investment thesis on a given situation, build conviction and quantify the disconnect between market consensus and our own view. The Adviser seeks to identify businesses with favorable fundamentals, strong financial quality, and forecastable earnings. The investment process favors companies that are undergoing positive fundamental change, are out of favor, and/or special situations, such as spin offs, transformative M&A and complex companies with a path to simplification. The Adviser seeks to identify stocks where 1) it has a differentiated view versus the market consensus; 2) it believes there is a favorable reward/risk ratio; and 3) it expects an attractive internal rate of return over a multi-year period.

The Adviser’s research process includes, but is not limited to: reviewing SEC filings (10-Ks, 10-Qs, and proxies); analyzing earnings calls and conference transcripts; leveraging third-party research such as trade publications, expert network transcripts, and sell-side reports; engaging with industry stakeholders—including former employees, customers, suppliers, competitors, and management; building detailed financial models focused on key value drivers; assessing consensus expectations and market sentiment reflected in share prices; and conducting disciplined valuation reviews to quantify risk and reward.

For new investments, the Adviser assesses probability-weighted returns and qualitative factor scores in determining optimal position sizes, removing the emotional element that may lead to suboptimal sizing decisions. The Fund will generally hold up to 25 stocks at any given time, as the Adviser believes a concentrated portfolio of stocks it understands well will provide greater risk-adjusted returns over time. As part of a broader risk management program, the Fund generally limits any individual position size to 8% of its total assets.

The Fund typically sells an investment when either: 1) the Adviser’s view on earnings is no longer markedly different than consensus; or 2) valuation has become unreasonable in the opinion of the Adviser. The Adviser conducts a “post-mortem” analysis for every stock after it is sold to understand what was done right/wrong, how much of the outcome was driven by skill versus luck, and how the Adviser can utilize lessons learned to fine tune its investment and research processes moving forward.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser has retained Tidal Investments LLC (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks and American Depositary Receipts (“ADRs”) of value companies (the “80% Policy”).